Acquisitions and disposals, 2021 and 2020 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) Company Subsidiaries	Dec. 31, 2021 MXN ($) Company Subsidiaries	Dec. 31, 2020 MXN ($) Company
Disposal of subsidiaries [Abstract]
Number of disposed subsidiaries | Subsidiaries	0	0
Gain on disposition of subsidiaries | $	$ 0	$ 0	$ 451
Number of entities acquired | Company	0	0	0
Siremirta Corporate, S.A. de C.V [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%
Ricalme Services, S.A. de C.V [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%
Dogoubert, S.A.P.I. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%
Judsony, S.A.P.I. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%